Schedule Operating Expenses By Nature (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Care And Maintenance
Contractor	$ 0	$ 23,281
Fuel and reagents	0	12,141
Insurance	0	227,804
Labour	0	240,908
Maintenance	0	80,533
Mechanical parts	0	1,390
Other Expense	0	110,071
Permits and licenses	0	130,398
Supplies	0	32,635
Utilities	0	138,585
Travel	0	26,722
Total Other Operating Expenses		$ 1,024,468